Share-based payment arrangements	12 Months Ended
Dec. 31, 2015
Share-based payment arrangements
Share-based payment arrangements

Note 18—Share-based payment arrangements

        The Company has three principal share-based payment plans, as more fully described in the respective sections below. Compensation cost for equity-settled awards is recorded in "Total cost of sales" and in "Selling, general and administrative expenses" and totaled $61 million, $73 million and $71 million in 2015, 2014 and 2013, respectively. Compensation cost for cash-settled awards is recorded in "Selling, general and administrative expenses" and is disclosed in the "WARs", "LTIP" and "Other share-based payments" sections of this note. The total tax benefit recognized in 2015, 2014 and 2013, was not significant.

        At December 31, 2015, the Company had the ability to issue up to 94 million new shares out of contingent capital in connection with share-based payment arrangements. In addition, 37 million shares (of the 123 million shares held by the Company as treasury stock at December 31, 2015) could be used to settle share-based payment arrangements (the remaining shares of treasury stock are held for cancellation—see Note 19).

        As the primary trading market for the shares of ABB Ltd is the SIX Swiss Exchange, on which the shares are traded in Swiss francs, certain data disclosed below related to the instruments granted under share-based payment arrangements are presented in Swiss francs.

MIP

        Under the MIP, the Company offers options and cash-settled WARs (and prior to the 2010 launch offered also physically-settled warrants) to key employees for no consideration.

        The warrants and options granted under the MIP allow participants to purchase shares of ABB Ltd at predetermined prices. Participants may sell the warrants and options rather than exercise the right to purchase shares. Equivalent warrants are listed by a third-party bank on the SIX Swiss Exchange, which facilitates pricing and transferability of instruments granted under this plan. The options entitle the holder to request that the third-party bank purchase such options at the market price of equivalent listed warrants related to that MIP launch. If the participant elects to sell the warrants or options, the instruments will thereafter be held by a third party and, consequently, the Company's obligation to deliver shares will be toward this third party. Each WAR gives the participant the right to receive, in cash, the market price of an equivalent listed warrant on the date of exercise of the WAR. Participants may exercise or sell warrants and options and exercise WARs after the vesting period, which is three years from the date of grant. Vesting restrictions can be waived in certain circumstances such as death or disability. All warrants, options and WARs expire six years from the date of grant.

Warrants and options

        The fair value of each warrant and option is estimated on the date of grant using a lattice model that uses the weighted-average assumptions noted in the table below. Expected volatilities are based on implied volatilities from equivalent listed warrants on ABB Ltd shares. The expected term of the warrants and options granted is the contractual six-year life of each warrant and option, based on the fact that after the vesting period, a participant can elect to sell the warrant or option rather than exercise the right to purchase shares, thereby realizing the time value of the warrants and options. The risk-free rate is based on a six-year Swiss franc interest rate, reflecting the six-year contractual life of the warrants and options. In estimating forfeitures, the Company has used the data from previous comparable MIP launches.

	2015	2014	2013
Expected volatility	17%	18%	21%
Dividend yield	3.2%	2.9%	2.9%
Expected term	6 years	6 years	6 years
Risk-free interest rate	–0.3%	0.2%	0.6%

        Presented below is a summary of the activity related to warrants and options under the MIP:

	Number of instruments (in millions)	Number of shares (in millions)(1)	Weighted- average exercise price (in Swiss francs)(2)	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in millions of Swiss francs)(3)
Outstanding at January 1, 2015	342.7	68.5	20.64
Granted	86.5	17.3	19.50
Exercised(4)	(25.2)	(5.0)	18.69
Forfeited	(4.9)	(1.0)	20.43

Outstanding at December 31, 2015	399.1	79.8	20.51	3.5	27

Vested and expected to vest at December 31, 2015	390.6	78.1	20.52	3.4	27
Exercisable at December 31, 2015	173.1	34.6	20.40	1.9	27

(1)	Information presented reflects the number of shares of ABB Ltd that can be received upon exercise, as warrants and options have a conversion ratio of 5:1.
(2)	Information presented reflects the exercise price per share of ABB Ltd.
(3)	Computed using the closing price, in Swiss francs, of ABB Ltd shares on the SIX Swiss Exchange and the exercise price per share of ABB Ltd.
(4)	The cash received upon exercise amounted to approximately $101 million. The shares were delivered out of treasury stock.

        At December 31, 2015, there was $52 million of total unrecognized compensation cost related to non-vested options granted under the MIP. That cost is expected to be recognized over a weighted-average period of 2.0 years. The weighted-average grant-date fair value (per instrument) of options granted during 2015, 2014 and 2013, was 0.39 Swiss francs, 0.49 Swiss francs and 0.66 Swiss francs, respectively. In 2015 the aggregate intrinsic value (on the date of exercise) of instruments exercised was $10 million, while in 2014 it was not significant. There were no exercises in 2013.

        Presented below is a summary, by launch, related to instruments outstanding at December 31, 2015:

Exercise price (in Swiss francs)(1)	Number of instruments (in millions)	Number of shares (in millions)(2)	Weighted- average remaining contractual term (in years)
22.50	36.7	7.3	0.4
25.50	43.1	8.6	1.4
15.75	58.1	11.6	2.4
17.50	14.5	2.9	2.4
21.50	83.7	16.7	3.4
21.00	77.3	15.5	4.7
19.50	85.7	17.2	5.6

Total number of instruments and shares	399.1	79.8	3.5

(1)	Information presented reflects the exercise price per share of ABB Ltd.
(2)	Information presented reflects the number of shares of ABB Ltd that can be received upon exercise.

WARs

        As each WAR gives the holder the right to receive cash equal to the market price of the equivalent listed warrant on date of exercise, the Company records a liability based upon the fair value of outstanding WARs at each period end, accreted on a straight-line basis over the three-year vesting period. In "Selling, general and administrative expenses", the Company recorded an expense of $26 million in 2013, as a result of changes in both the fair value and vested portion of the outstanding WARs. The amount recorded in 2015 and 2014 was not significant. To hedge its exposure to fluctuations in the fair value of outstanding WARs, the Company purchased cash-settled call options, which entitle the Company to receive amounts equivalent to its obligations under the outstanding WARs. The cash-settled call options are recorded as derivatives measured at fair value (see Note 5), with subsequent changes in fair value recorded in earnings to the extent that they offset the change in fair value of the liability for the WARs. In 2015 and 2014, the Company recorded an expense of $12 million and $11 million, respectively, and in 2013 an income of $16 million, in "Selling, general and administrative expenses" related to the cash-settled call options.

        The aggregate fair value of outstanding WARs was $13 million and $33 million at December 31, 2015 and 2014, respectively. The fair value of WARs was determined based upon the trading price of equivalent warrants listed on the SIX Swiss Exchange.

        Presented below is a summary of the activity related to WARs:

Number of WARs (in millions)
Outstanding at January 1, 2015	61.2
Granted	10.5
Exercised	(15.9)
Forfeited	(0.6)

Outstanding at December 31, 2015	55.2

Exercisable at December 31, 2015	20.2

        The aggregate fair value at date of grant of WARs granted in 2015 and 2014 was not significant, while in 2013 it was $13 million. In both 2015 and 2013, share-based liabilities of $9 million were paid upon exercise of WARs by participants. In 2014, the amount paid was not significant.

ESAP

        The employee share acquisition plan (ESAP) is an employee stock-option plan with a savings feature. Employees save over a twelve-month period, by way of regular payroll deductions. At the end of the savings period, employees choose whether to exercise their stock options using their savings plus interest to buy ABB Ltd shares (American Depositary Shares (ADS) in the case of employees in the United States and Canada—each ADS representing one registered share of the Company) at the exercise price set at the grant date, or have their savings returned with interest. The savings are accumulated in bank accounts held by a third-party trustee on behalf of the participants and earn interest. Employees can withdraw from the ESAP at any time during the savings period and will be entitled to a refund of their accumulated savings.

        The fair value of each option is estimated on the date of grant using the same option valuation model as described under the MIP, using the assumptions noted in the table below. The expected term of the option granted has been determined to be the contractual one-year life of each option, at the end of which the options vest and the participants are required to decide whether to exercise their options or have their savings returned with interest. The risk-free rate is based on one-year Swiss franc interest rates, reflecting the one-year contractual life of the options. In estimating forfeitures, the Company has used the data from previous ESAP launches.

	2015	2014	2013
Expected volatility	20%	18%	20%
Dividend yield	3.9%	3.1%	2.8%
Expected term	1 year	1 year	1 year
Risk-free interest rate	–0.8%	–0.1%	0.0%

        Presented below is a summary of activity under the ESAP:

	Number of shares (in millions)(1)	Weighted- average exercise price (in Swiss francs)(2)	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in millions of Swiss francs)(2)(3)
Outstanding at January 1, 2015	3.9	20.97
Granted	3.7	18.78
Forfeited	(0.3)	20.96
Not exercised (savings returned plus interest)	(3.6)	20.97

Outstanding at December 31, 2015	3.7	18.78	0.8	—

Vested and expected to vest at December 31, 2015	3.6	18.78	0.8	—
Exercisable at December 31, 2015	—	—	—	—

(1)	Includes shares represented by ADS.
(2)	Information presented for ADS is based on equivalent Swiss franc denominated awards.
(3)	Computed using the closing price, in Swiss francs, of ABB Ltd shares on the SIX Swiss Exchange and the exercise price of each option in Swiss francs.

        The exercise prices per ABB Ltd share and per ADS of 18.78 Swiss francs and $19.10, respectively, for the 2015 grant, 20.97 Swiss francs and $21.81, respectively, for the 2014 grant, and 22.90 Swiss francs and $25.21, respectively, for the 2013 grant were determined using the closing price of the ABB Ltd share on SIX Swiss Exchange and ADS on the New York Stock Exchange on the respective grant dates. For the 2013 grant, the exercise price was effectively reduced as for every ten shares bought through exercise of the options one additional free share would be delivered; therefore the effective exercise prices per ABB Ltd share and per ADS were 20.82 Swiss francs and $22.92, respectively.

        At December 31, 2015, the total unrecognized compensation cost related to non-vested options granted under the ESAP was not significant. The weighted-average grant-date fair value (per option) of options granted during 2015, 2014 and 2013, was 1.07 Swiss francs, 1.19 Swiss francs and 2.79 Swiss francs, respectively. The total intrinsic value (on the date of exercise) of options exercised in 2013 was $24 million while in 2015 and 2014 it was not significant.

LTIP

        The Company has a long-term incentive plan (LTIP) for members of its Executive Committee and selected other senior executives (Eligible Participants), as defined in the terms of the LTIP. The LTIP involves annual conditional grants of the Company's stock to such Eligible Participants that are subject to certain conditions.

        The 2015 LTIP launch is composed of two performance components: (i) a component which is based on the achievement of a consolidated net income threshold and (ii) a component which is based on the Company's earnings per share performance. The 2014 and 2013 launches under the LTIP are each composed of two components: (i) a performance component based on the Company's earnings per share performance and (ii) a retention component.

        For shares to vest under the threshold net income component of the 2015 LTIP launch, the Company's consolidated net income has to reach a certain level set by the Board of Directors at the launch of the LTIP. The shares will not vest if this threshold is not achieved and will vest at 100 percent if this threshold is equaled or exceeded. In addition, the Eligible Participant has to fulfill the service condition as defined in the terms and conditions of the LTIP.

        For the earnings per share performance component of the 2015, 2014 and 2013 LTIP launches, the actual number of shares that will vest at a future date is dependent on (i) the Company's weighted cumulative earnings per share performance over three financial years, beginning with the year of launch, and (ii) the fulfillment of the service condition as defined in the terms and conditions of the LTIP. The cumulative earnings per share performance is weighted as follows: 33 percent of the first year's result, 67 percent of the second year's result and 100 percent of the third year's result. The actual number of shares that ultimately vest will vary depending on the weighted cumulative earnings per share outcome, interpolated between a lower threshold (no shares vest) and an upper threshold (the number of shares vesting is capped at 200 percent of the conditional grant).

        Under the retention component of the 2014 and 2013 LTIP launches, each Eligible Participant was conditionally granted an individually defined maximum number of shares which fully vest at the end of the respective vesting periods (if the participant remains an Eligible Participant until the end of such period).

        Under the threshold net income component of the 2015 LTIP launch, an Eligible Participant receives 70 percent of the shares that have vested in the form of shares and 30 percent of the value of the shares that have vested in cash, with the possibility to elect to also receive the 30 percent portion in shares rather than in cash. For the 2015 LTIP launch, under the earnings per share performance component, an Eligible Participant receives 70 percent of the shares that have vested in the form of shares and 30 percent of the value of the shares that have vested in cash, with the possibility to elect to also receive the 30 percent portion in shares rather than in cash, while for the 2014 and 2013 LTIP launches an Eligible Participant receives, in cash, 100 percent of the value of the shares that have vested. Under the retention component of the 2014 and 2013 LTIP launches, an Eligible Participant receives 70 percent of the shares that have vested in the form of shares and 30 percent of the value of the shares that have vested in cash, with the possibility to elect to also receive the 30 percent portion in shares rather than in cash.

        Presented below is a summary of activity under the LTIP:

	Number of Shares
	Equity & Cash or choice of 100% Equity Settlement(1) (in millions)	Only Cash Settlement(2) (in millions)	Total (in millions)	Weighted- average grant-date fair value per share (Swiss francs)
Nonvested at January 1, 2015	1.7	1.0	2.7	18.85
Granted	1.0	—	1.0	21.54
Vested	(0.6)	(0.2)	(0.8)	15.30
Forfeited	—	(0.1)	(0.1)	16.08

Nonvested at December 31, 2015	2.1	0.7	2.8	20.96

(1)	Shares that, subject to vesting, the Eligible Participant can elect to receive 100 percent in the form of shares.
(2)	Shares that, subject to vesting, the Eligible Participant can only receive in cash.

        Equity-settled awards are recorded in the "Capital stock and additional paid-in capital" component of stockholders' equity, with compensation cost recorded in "Selling, general and administrative expenses" over the vesting period (which is from grant date to the end of the vesting period) based on the grant-date fair value of the shares. Cash-settled awards are recorded as a liability, remeasured at fair value at each reporting date for the percentage vested, with changes in the liability recorded in "Selling, general and administrative expenses".

        At December 31, 2015, there was $16 million of total unrecognized compensation cost related to equity-settled awards under the LTIP. That cost is expected to be recognized over a weighted-average period of 2.1 years. The compensation cost recorded in 2015, 2014 and 2013, for cash-settled awards was not significant.

        The aggregate fair value, at the dates of grant, of shares granted in 2015, 2014 and 2013, was approximately $23 million, $22 million and $22 million, respectively. The total grant-date fair value of shares that vested during 2015 and 2014 was $12 million and $15 million, respectively, while in 2013 it was not significant. The weighted-average grant-date fair value (per share) of shares granted during 2015, 2014 and 2013, was 21.54 Swiss francs, 20.35 Swiss francs and 20.92 Swiss francs, respectively.

        For the net income threshold component of the 2015 LTIP launch, the fair value of the granted shares is based on the probability of reaching the threshold as well as on the market price of the ABB Ltd share at grant date for equity-settled awards and at each reporting date for cash-settled awards. For the earnings per share component of the 2015 LTIP launch, the fair value of granted shares is based on the market price of the ABB Ltd share at grant date for equity-settled awards and at each reporting date for cash-settled awards, as well as the probable outcome of the earnings per share achievement that would result in the vesting of the highest number of shares, as computed using a Monte Carlo simulation model. The main inputs to this model are the Company's and external financial analysts' revenue growth rates and Operational EBITA margin expectations. For the retention component under the 2014 and 2013 LTIP launches, the fair value of granted shares for equity-settled awards is the market price of the ABB Ltd share on grant date and the fair value of granted shares for cash-settled awards is the market price of the ABB Ltd share at each reporting date.

Other share-based payments

        The Company has other minor share-based payment arrangements with certain employees. The compensation cost related to these arrangements in 2015, 2014 and 2013, was not significant.